Equity reserves - Schedule of detailed information about warrants (Details) - Warrants [Member] Share in Thousands	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. outstanding	328	342	1,832
No. exercisable	328
Exercise price | $ / shares	$ 13	$ 13	$ 11.78
7-Dec-20 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. outstanding	328
No. exercisable	328
Grant Date	12/07/20
Expiry Date	12/08/25
Exercise price | $ / shares	$ 13
Expected volatility	88.00%
Expected life (years)	5 years
Expected dividend yield	0.00%
Risk-free Interest rate	0.00%